Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,917,136.30
Previously Paid Amount	0.00
Total Fee Amount	3,441.06
Total Offset Amount	0.00
Net Fee	$ 3,441.06